Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net	GOODWILL AND OTHER INTANGIBLE ASSETS, NET
A.    COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average useful lives	December 31,

		2020	2019
Original cost:
Technology	10	$326,290	$323,348
Customer relations	14	275,351	250,145
Trademarks and other	14	198,119	200,160
		799,760	773,653
Accumulated amortization:
Technology		237,854	221,855
Customer relations		118,179	104,343
Trademarks and other		163,489	152,132
		519,522	478,330
Amortized cost		$280,238	$295,323

B.    EXPENSES

Amortization expenses amounted to $39,440, $36,059 and $26,474 for the years ended December 31, 2020, 2019 and 2018, respectively.
During 2020, the Company recognized an impairment of approximately $3,500, as a result of technological obsolescence, as part of its assessment of COVID-19 (see Note 1c).

C.    AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2021		$36,499
2022		30,800
2023		27,274
2024		22,874
2025		22,336
2026	and thereafter	140,455
		$280,238

D.    CHANGES IN GOODWILL

Changes in goodwill during 2020 were as follows:

2020
Balance, at January 1	$1,340,617
Additions (1)	12,934
PPA adjustment	(69,219)
Net translation differences (2)	32,436
Balance, at December 31	$1,316,768

(1)Additions related to acquisition. See Notes 1D(4).
(2)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.